INCOME TAXES Expense by jurisdiction (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Current:
State			$ (3)	$ (1)
Foreign			(522)	404
Total current			(525)	403
Deferred:
Federal			(7,044)	(7,369)
State			(194)	110
Foreign			6	1,675
Total deferred			(7,232)	(5,584)
Income tax expense (benefit)			(7,757)	(5,181)
Deferred income tax provision (benefit)	$ (68)	$ 608	$ (7,239)	$ (6,270)